Impairment Testing	12 Months Ended
Dec. 31, 2022
Impairment Testing [Abstract]
Note 12 - Impairment Testing
Note 12 - Impairment Testing

Impairment testing for intangible assets with an indefinite useful life

Goodwill and intangible assets having an indefinite lifespan are not amortized on a systematic basis but, rather, are examined at least once a year for impairment.

The goodwill is not monitored for internal reporting purposes and, accordingly, it is allocated to the Company’s operating segments and not to the cash-generating units, the level of which is lower than the operating segment, as long as the acquired unit is presented in the Company's reportable segments. The examination of impairment of the carrying amount of the goodwill is made accordingly.

For impairment testing purpose, the trademarks with indefinite useful life were allocated to the cash-generating units, which represent the lowest level within the Company.

The carrying amounts of intangible assets with an indefinite useful life are as follows:

As of December 31
2022	2021
$ millions	$ millions

Goodwill
Phosphate Solutions	110	114
Industrial Products	90	91
Growing Solutions	271	260
Potash	20	19
Other	16	18
	507	502

Trademarks	32	32

	539	534

The Company conducted its annual impairment test of goodwill and did not identify any impairment. The recoverable amount of the operating segments was determined based on their value in use, which is based on an internal valuation of the discounted future cash flows generated from the continuing operations of the operating segments.

The future cash flow of each operating segment was based on the segment approved five-year plan, which includes segment estimations for revenues, operating income and other factors, such as working capital and capital expenditures. The segments' projections were based, among other things, on the assumed sales volume growth rates according to long-term expectations, internal selling prices and raw materials prices based on external data sources, when applicable and relevant.

The key assumptions used to calculate the operating segments’ recoverable amounts are a nominal after‑tax discount rate of 10.4% and a long‑term growth rate of 2.6%, reflecting the industries and markets in which the Company is engaged.